INCOME TAXES - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Deferred
Total	$ 38,320	$ 15,379	$ 20,011
PRC
Current
- PRC income tax expenses	36,960	14,237	19,894
Deferred
- PRC income tax expenses	1,360	1,142	117
Total	$ 38,320	$ 15,379	$ 20,011